Finance income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2026
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

	Six months ended June 30,
in € thousand	2026	2025
FINANCE INCOME
Interest income from other parties	187	1,028
Other financial income	—	38
Realized gains from cash and cash equivalents	873	—
TOTAL FINANCE INCOME	1,060	1,065
FINANCE EXPENSES
Interest expense on loans	(9,814)	(11,084)
Interest expense on refund liabilities	(99)	(96)
Interest expenses on lease liabilities	(373)	(404)
Other interest expense	(5)	(1)
TOTAL FINANCE EXPENSES	(10,291)	(11,585)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(3,905)	7,783
FINANCE INCOME/(EXPENSES), NET	(13,136)	(2,737)